Business Combinations - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($)	Feb. 29, 2016 T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 26, 2017 USD ($)
Business Combinations [Line Items]
Acquisition-related expenses incurred			$ 8,638,000	$ 909,000	$ 6,346,000
Bluegrass Materials Company
Business Combinations [Line Items]
Business acquisition agreed amount to acquire						$ 1,625,000,000
Acquisition-related expenses incurred			$ 8,638,000
Colorado | Minimum
Business Combinations [Line Items]
Acquisition of mineral reserves | T		500,000,000
Central Texas | Ratliff
Business Combinations [Line Items]
Ownership interest percentage under equity method, prior to acquisition	40.00%
Gain resulting from remeasure of existing interest to fair value upon closing of transaction	$ 5,863,000